Share Based Compensation -our share based compensation expense included in general and administrative expense (Details) - General and Administrative Expense [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	$ 37,729	$ 6,376
Service Based Compensation [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	6,458	4,653
Option Issued To Suppliers [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	238	1,723
Consulting Stock Awards [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	31,033	0
Share-based Payment Arrangement, Option [Member] | Service Based Compensation [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	5,812	4,653
Restricted Stock Units (RSUs) [Member] | Service Based Compensation [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	$ 646	$ 0